Leases (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) deadWeightTon	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Incremental Borrowing Rate	4.90%
Operating Lease, Weighted Average Remaining Lease Term	1 month 6 days
Operating Lease, Cost	$ 30,649,000
Operating Lease, Right-of-Use Asset	$ 1,390,000	$ 12,350,000
DWT	84,000
Operating Lease, Liability, Current	$ 1,390,000	12,350,000
Operating Lease, Liability, Noncurrent	0	$ 0
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	1,396,000
Lessee, Operating Lease, Liability, Payments, Due Year Two	0
Lessee, Operating Lease, Liability, Payments, Due Year Three	0
Lessee, Operating Lease, Liability, Payments, Due Year Four	0
Lessee, Operating Lease, Liability, Payments, Due Year Five	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	1,396,000
Operating Lease Liability, Imputed Interest	(6,000)
Operating Lease, Liability	$ 1,390,000
Operating Lease, Weighted Average Discount Rate, Percent	5.00%
Variable Lease, Cost	$ 28,409,000
Sublease Income	10,227,000
Operating Lease Liability, Cash Paid included in lease liability measurement	$ 0
Number of vessels	4
Number of vessels owned	1
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in	1
Daily Base Rate	$ 10,885
DWT	62,100
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in	5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT	82,000
Daily Base Rate, Year 1	$ 12,000
Daily Base Rate, Year 2	12,500
Daily Base Rate, Year 3	13,000
Daily Base Rate, Year 4	$ 14,500
Minimum [Member]
Lessee, Lease, Description [Line Items]
DWT | deadWeightTon	30,000
Minimum [Member] | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24 months